FUTURE POLICY BENEFITS - Weighted Average Interest Rates (Details) - Future Policy Benefit	Dec. 31, 2022 Rate	Dec. 31, 2021 Rate
Direct insurance
Additional Liability, Long-Duration Insurance [Line Items]
Interest accretion rate	5.00%	0.00%
Current discount rate	5.00%	0.00%
Pension risk transfer
Additional Liability, Long-Duration Insurance [Line Items]
Interest accretion rate	3.00%	4.00%
Current discount rate	5.00%	1.00%